INTANGIBLE ASSETS AND GOODWILL - Intangible Assets and Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,065
Intangible assets and goodwill, ending balance	$ 6,528	$ 6,065
Minimum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	5 years
Maximum
Intangible Assets and Goodwill [Roll Forward]
Finite-lived intangible asset, useful life	50 years
Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	$ 6,673	6,804
Additions	58
Dispositions and other	420	155
Acquisition	803
Foreign exchange adjustments	111	(23)
Intangible assets and goodwill, ending balance	7,225	6,673
Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(608)	(673)
Additions		47
Dispositions and other	(27)	(159)
Amortization	116	94
Intangible assets and goodwill, ending balance	(697)	(608)
Goodwill
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,551
Intangible assets and goodwill, ending balance	5,024	4,551
Goodwill | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	4,551	4,557
Additions	0	0
Dispositions and other	380	0
Acquisition	803
Foreign exchange adjustments	50	(6)
Intangible assets and goodwill, ending balance	5,024	4,551
Goodwill | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	0	0
Dispositions and other	0	0
Intangible assets and goodwill, ending balance	0	0
Intangible Assets
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,514
Intangible assets and goodwill, ending balance	1,504	1,514
Intangible Assets | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	2,122	2,247
Additions	58
Dispositions and other	40	155
Acquisition	0
Foreign exchange adjustments	61	(17)
Intangible assets and goodwill, ending balance	2,201	2,122
Intangible Assets | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(608)	(673)
Additions		47
Dispositions and other	(27)	(159)
Amortization	116	94
Intangible assets and goodwill, ending balance	(697)	(608)
Purchase and Sale Contracts and Other
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	248
Intangible assets and goodwill, ending balance	259	248
Purchase and Sale Contracts and Other | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	296	404
Additions	30
Dispositions and other	2	155
Acquisition	0
Foreign exchange adjustments	0	0
Intangible assets and goodwill, ending balance	324	296
Purchase and Sale Contracts and Other | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(48)	(190)
Additions		47
Dispositions and other	0	(155)
Amortization	17	13
Intangible assets and goodwill, ending balance	(65)	(48)
Customer Relationships
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,266
Intangible assets and goodwill, ending balance	1,245	1,266
Customer Relationships | Cost
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	1,826	1,843
Additions	28
Dispositions and other	38	0
Acquisition	0
Foreign exchange adjustments	61	(17)
Intangible assets and goodwill, ending balance	1,877	1,826
Customer Relationships | Amortization
Intangible Assets and Goodwill [Roll Forward]
Intangible assets and goodwill, beginning balance	(560)	(483)
Additions		0
Dispositions and other	(27)	(4)
Amortization	99	81
Intangible assets and goodwill, ending balance	$ (632)	$ (560)